Consolidated statements of cash flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	CAD 1,479	CAD 1,236
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,169	2,047
Deferred income taxes	430	(42)
Share-based compensation expense, net	17	(2)
Net employee defined benefit plans expense	82	93
Employer contributions to employee defined benefit plans	(67)	(71)
Other	(21)	29
Net change in non-cash operating working capital	(142)	(71)
Cash provided by operating activities	3,947	3,219
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(3,081)	(2,752)
Cash payments for spectrum licences		(145)
Cash payments for acquisitions, net	(564)	(90)
Real estate joint ventures advances and contributions	(26)	(33)
Real estate joint ventures receipts	18	103
Proceeds on dispositions	28	3
Other	(18)	(9)
Cash used by investing activities	(3,643)	(2,923)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,082)	(1,070)
Purchases of Common Shares for cancellation		(179)
Long-term debt issued	6,367	5,726
Redemptions and repayment of long-term debt	(5,502)	(4,843)
Issue of shares by subsidiary to non-controlling interests		294
Issue of shares by subsidiary to non-controlling interests	(1)
Other	(9)	(15)
Cash used by financing activities	(227)	(87)
CASH POSITION
Increase in cash and temporary investments, net	77	209
Cash and temporary investments, net, beginning of period	432	223
Cash and temporary investments, net, end of period	509	432
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(539)	(510)
Interest received	7	4
Income taxes paid, net	CAD (191)	CAD (600)